18. Borrowings and financing (Details 3) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Subtotal	R$ 10,758
Unamortized borrowing costs	(65)
Total	10,693
From 1 To 2 Years [Member]
Disclosure of detailed information about borrowings [line items]
Subtotal	3,596
From 2 To 3 Years [Member]
Disclosure of detailed information about borrowings [line items]
Subtotal	3,444
From 3 To 4 Years [Member]
Disclosure of detailed information about borrowings [line items]
Subtotal	2,773
From 4 To 5 Years [Member]
Disclosure of detailed information about borrowings [line items]
Subtotal	386
After 5 Years [Member]
Disclosure of detailed information about borrowings [line items]
Subtotal	R$ 559